Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Property, plant and equipment	€ 11,923	€ 12,630
Non-current assets	11,923	12,630
Cash and cash equivalents	117,125	92,413
Trade and other receivables	3,908	6,800
Other taxes	597	913
Current assets	121,630	100,126
Total assets	133,553	112,756
Equity
Equity attributable to owners of the Company	79,477	49,374
Total equity	79,477	49,374
Liabilities
Lease liabilities	8,692	9,547
Deferred income	10,510	21,394
Non-current liabilities	19,202	30,941
Borrowings	5,017	4,872
Lease liabilities	1,603	1,545
Derivative financial instruments	213	234
Trade payables		298
Social securities and other taxes	214
Deferred income	17,644	17,552
Other current liabilities	10,183	7,940
Current liabilities	34,874	32,441
Total liabilities	54,076	63,382
Total equity and liabilities	€ 133,553	€ 112,756